MML Strategic Emerging Markets Fund
MML Strategic Emerging Markets Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MML Strategic Emerging Markets Fund		Class II	Service Class I
Management Fee		1.05%	1.05%
Distribution and Service (Rule 12b-1) Fees			0.25%
Other Expenses		0.65%	0.65%
Total Annual Fund Operating Expenses		1.70%	1.95%
Expense Reimbursement		(0.30%)	(0.30%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[1]	1.40%	1.65%
[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.40% and 1.65% for Class II and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example MML Strategic Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class II	143	506	895	1,984
Service Class I	168	583	1,024	2,251

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to the Morgan Stanley Capital International Barra Index. The Fund considers an investment to be tied economically to an emerging market country if it is headquartered, trades on an exchange, or has a substantial portion of its assets in, or derives a substantial portion of its revenues from, emerging market countries. The Fund’s subadviser, Baring International Investment Limited (“Baring”), determines the universe of emerging market countries in which to invest, and this list may change from time to time based on Baring’s assessment of a country’s suitability for investment. Currently, Baring expects the Fund to invest in some or all of the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund will invest primarily in equity securities and other securities and instruments, whose values are based on stock prices. Equity securities may include common stocks, preferred stocks, rights, and warrants. The Fund also may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and exchange-traded funds. The Fund will generally invest a substantial portion of its assets in large-cap companies, but may at times invest to a greater extent in small- to mid-cap companies, the share prices of which may be more volatile than those of large-cap companies. The Fund will generally emphasize investments in growth companies. The Fund may, but will not necessarily, employ hedging techniques, including cross hedging, in order to hedge foreign currency exposure. The Fund may enter into foreign currency forward contracts, warrants, or options. Baring generally expects to hedge less than 30% of the Fund’s absolute currency risk. Use of derivatives by the Fund may create investment leverage. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

In selecting investments for the Fund, Baring employs a “growth at a reasonable price” investment philosophy, seeking to identify companies with unrecognized growth and earnings surprise. Baring’s investment process is driven by fundamental research and analysis of stocks, sectors, and countries. Baring may sell a security for the Fund if, for example, in its judgment, it meets long-term price targets, is not meeting fundamental expectations, or is no longer consistent with the view Baring has for the economic or investment cycle.

Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class I shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Service Class I Shares

Highest Quarter:	2Q ’09,	32.16%	Lowest Quarter:	3Q ’11,	- 23.65%

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MML Strategic Emerging Markets Fund	One Year	Since Inception	Inception Date
Class II	(22.26%)	13.46%	May 01, 2009
Class II MSCI EM Index (reflects no deduction for fees or expenses)	(18.42%)	15.53%	May 01, 2009
Service Class I	(22.44%)	2.13%	Aug. 27, 2008
Service Class I MSCI EM Index (reflects no deduction for fees or expenses)	(18.42%)	1.01%	Sep. 02, 2008